Insurance Reserves (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Nontraditional Long-Duration Contracts
Insurance Reserves [Line Items]
Nontraditional long-duration contracts liability	$ 8,008	$ 8,675
Federal Home Loan Bank
Insurance Reserves [Line Items]
Letters of credit related to the Federal Home Loan Bank	84	71
Federal Home Loan Bank common stock held	633	633
Pledged assets for Federal Home Loan Bank at fair value	462	462
Amount of funding agreements issued to the Federal Home Loan Bank	1,312	1,233
Guaranteed Minimum Death Benefit | Nontraditional Long-Duration Contracts
Insurance Reserves [Line Items]
Nontraditional long-duration contracts liability	24	13
Guaranteed Minimum Withdrawal And Guaranteed Annuitization Benefit Contracts
Insurance Reserves [Line Items]
Guaranteed annuitization benefit contracts	$ 1,033	$ 692